Other Income, Net (Tables)	12 Months Ended
Jan. 02, 2016
Other Income and Expenses [Abstract]
Other Income, Net	Other income, net, consisted of the following (in thousands):

	2015	2014	2013
Interest income	$494	$415	375
Interest expense	(160)	(53)	(52)
Other income, net	$334	$362	$323